Commitments and Contingencies (Details) - Schedule of future lease payments	Dec. 31, 2022 USD ($)
Operating Lease [Member]
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	$ 304,450
January 2023 to December 2023	304,450
January 2024 to December 2024	258,492
January 2025 to December 2025	28,717
January 2026 to December 2026	28,717
Thereafter	1,670,520
Total	2,618,326
Finance Lease [Member]
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	76,402
January 2023 to December 2023	76,402
January 2024 to December 2024	76,402
January 2025 to December 2025	76,402
January 2026 to December 2026	76,402
Thereafter	57,302
Total	439,312
Capital Expenditure [Member]
Commitments and Contingencies (Details) - Schedule of future lease payments [Line Items]
January 2022 to December 2022	380,852
January 2023 to December 2023	380,852
January 2024 to December 2024	334,894
January 2025 to December 2025	105,119
January 2026 to December 2026	105,119
Thereafter	1,727,822
Total	$ 3,057,638